Taxation (Details) - Schedule of Reconciliation Between the Hong Kong Statutory Tax Rate to Income Before Income Taxes Expense - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciliation Between the Hong Kong Statutory Tax Rate to Income Before Income Taxes Expense [Line Items]
(Loss) income before income taxes expense		$ (1,043,227)	$ 1,580,188	$ 1,907,088
Income tax statutory rate		16.50%	16.50%	16.50%
Income tax (benefit) expense at statutory tax rate		$ (172,132)	$ 260,731	$ 314,669
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands		95,089	(14,735)	(298,346)
Effect of valuation allowance on deferred tax assets		31,456
Effect of non-deductible item		27,556
Effect of different tax rates for the first HK$2 million	[1]	10,555	(20,346)	(21,251)
Income taxes (benefit) expense		$ (7,476)	$ 225,650	$ (4,928)
Effective income tax rate		0.72%	14.28%	(0.26%)

[1]	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.